Shareholder Report, Line Graph (Details) - USD ($)								12 Months Ended
	Sep. 29, 2023	Mar. 31, 2023	Sep. 30, 2022	May 26, 2021	Oct. 01, 2019	Sep. 10, 2019	Dec. 27, 2018	Sep. 30, 2024	Sep. 30, 2014	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000115425
Account Value [Line Items]
Line Graph and Table Measure Name									Ocean Park Tactical All Asset Fund
Account Value			$ 10,207					$ 11,457	$ 9,427												$ 10,169	$ 11,166	$ 10,605	$ 10,370	$ 10,122	$ 10,071	$ 9,737	$ 9,226
C000056130
Account Value [Line Items]
Line Graph and Table Measure Name									Ocean Park Tactical All Asset Fund
Account Value			10,327					11,627	$ 9,425												10,304	11,281	10,697	10,445	10,182	10,116	9,768	9,239
C000084926
Account Value [Line Items]
Line Graph and Table Measure Name									Ocean Park Tactical All Asset Fund
Account Value			10,316					11,444	$ 10,000												10,219	11,354	10,851	10,674	10,482	10,493	10,207	9,728
C000056131
Account Value [Line Items]
Line Graph and Table Measure Name									Ocean Park Tactical All Asset Fund
Account Value			10,951					12,329	$ 10,000												10,926	11,959	11,339	11,081	10,797	10,733	10,358	9,798
C000056132
Account Value [Line Items]
Line Graph and Table Measure Name									Ocean Park Tactical All Asset Fund
Account Value			11,166					12,638	$ 10,000												11,169	12,167	11,512	11,211	10,899	10,805	10,407	9,820
C000115426
Account Value [Line Items]
Line Graph and Table Measure Name									Ocean Park Tactical All Asset Fund
Account Value			10,822					12,150	$ 10,000												10,781	11,839	11,250	10,995	10,732	10,684	10,326	9,786
C000214244
Account Value [Line Items]
Line Graph and Table Measure Name					Ocean Park Tactical Bond Fund
Account Value			10,846		$ 9,423			12,342													11,089	11,561	10,789
C000214245
Account Value [Line Items]
Line Graph and Table Measure Name					Ocean Park Tactical Bond Fund
Account Value			11,288		$ 10,000			12,650													11,449	12,119	11,397
C000214243
Account Value [Line Items]
Line Graph and Table Measure Name					Ocean Park Tactical Bond Fund
Account Value			11,597		$ 10,000			13,261													11,884	12,327	11,478
C000214242
Account Value [Line Items]
Line Graph and Table Measure Name					Ocean Park Tactical Bond Fund
Account Value			11,465		$ 10,000			13,000													11,697	12,235	11,436
C000245140
Account Value [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Core Growth Fund
Account Value	$ 10,000							11,840		$ 11,707	$ 11,709	$ 11,494	$ 11,374	$ 10,913	$ 11,301	$ 10,993	$ 10,560	$ 10,516	$ 10,063	$ 9,694	10,000
C000245137
Account Value [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Core Growth Fund
Account Value	$ 10,000							11,791		11,666	11,670	11,463	11,343	10,885	11,282	10,973	10,548	10,508	10,059	9,694	10,000
C000108313
Account Value [Line Items]
Line Graph and Table Measure Name									Ocean Park Tactical Core Income Fund
Account Value			11,004					12,021	$ 9,427												10,857	11,769	11,240	10,967	10,424	10,369	10,034	9,355
C000108314
Account Value [Line Items]
Line Graph and Table Measure Name									Ocean Park Tactical Core Income Fund
Account Value			11,120					12,009	$ 10,000												10,911	11,973	11,499	11,285	10,793	10,800	10,515	9,863
C000108315
Account Value [Line Items]
Line Graph and Table Measure Name									Ocean Park Tactical Core Income Fund
Account Value			11,668					12,749	$ 10,000												11,513	12,484	11,923	11,629	11,055	10,997	10,638	9,922
C000108316
Account Value [Line Items]
Line Graph and Table Measure Name									Ocean Park Tactical Core Income Fund
Account Value			12,021					13,244	$ 10,000												11,914	12,811	12,183	11,839	11,211	11,107	10,710	9,958
C000207097
Account Value [Line Items]
Line Graph and Table Measure Name							Ocean Park Tactical Municipal Fund
Account Value			10,276				$ 9,423	11,320													10,213	10,844	10,149	10,103
C000214793
Account Value [Line Items]
Line Graph and Table Measure Name						Ocean Park Tactical Municipal Fund
Account Value			9,911			$ 10,000		10,753													9,780	10,538	9,938	9,958
C000207099
Account Value [Line Items]
Line Graph and Table Measure Name							Ocean Park Tactical Municipal Fund
Account Value			10,816				$ 10,000	11,881													10,734	11,431	10,717	10,685
C000207098
Account Value [Line Items]
Line Graph and Table Measure Name							Ocean Park Tactical Municipal Fund
Account Value			10,975				$ 10,000	12,135													10,931	11,558	10,796	10,716
C000207096
Account Value [Line Items]
Line Graph and Table Measure Name							Ocean Park Tactical Municipal Fund
Account Value			11,023				$ 10,000	$ 12,218													10,989	11,594	10,821	10,734
C000227417
Account Value [Line Items]
Line Graph and Table Measure Name								Ocean Park Tactical Risk Spectrum 30 Fund
Account Value			10,000					$ 11,505													10,163
C000227418
Account Value [Line Items]
Line Graph and Table Measure Name								Ocean Park Tactical Risk Spectrum 30 Fund
Account Value			10,000					$ 11,493													10,163
C000227423
Account Value [Line Items]
Line Graph and Table Measure Name				Ocean Park Tactical Risk Spectrum 50 Fund
Account Value			8,319	$ 9,423				9,891													8,596	9,346
C000227422
Account Value [Line Items]
Line Graph and Table Measure Name				Ocean Park Tactical Risk Spectrum 50 Fund
Account Value			8,741	$ 10,000				10,243													8,967	9,895
C000227421
Account Value [Line Items]
Line Graph and Table Measure Name				Ocean Park Tactical Risk Spectrum 50 Fund
Account Value			8,857	$ 10,000				10,579													9,176	9,924
C000227420
Account Value [Line Items]
Line Graph and Table Measure Name				Ocean Park Tactical Risk Spectrum 50 Fund
Account Value			8,810	$ 10,000				$ 10,452													9,089	9,912
C000227426
Account Value [Line Items]
Line Graph and Table Measure Name								Ocean Park Tactical Risk Spectrum 70 Fund
Account Value		$ 10,000						$ 11,729													10,045
C000227425
Account Value [Line Items]
Line Graph and Table Measure Name								Ocean Park Tactical Risk Spectrum 70 Fund
Account Value		$ 10,000						$ 11,637													10,023
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name									Morningstar Conservative Target Risk Index
Account Value			11,462					13,773	$ 10,000												11,983	13,606	12,908	12,025	11,162	11,001	10,623	9,935
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name									Morningstar Conservative Target Risk Index
Account Value			11,462					13,773	$ 10,000												11,983	13,606	12,908	12,025	11,162	11,001	10,623	9,935
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name									Morningstar Conservative Target Risk Index
Account Value			11,462					13,773	$ 10,000												11,983	13,606	12,908	12,025	11,162	11,001	10,623	9,935
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name									Morningstar Conservative Target Risk Index
Account Value			11,462					13,773	$ 10,000												11,983	13,606	12,908	12,025	11,162	11,001	10,623	9,935
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name									Morningstar Conservative Target Risk Index
Account Value			11,462					13,773	$ 10,000												11,983	13,606	12,908	12,025	11,162	11,001	10,623	9,935
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name									Morningstar Conservative Target Risk Index
Account Value			11,462					13,773	$ 10,000												11,983	13,606	12,908	12,025	11,162	11,001	10,623	9,935
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value			9,040		$ 10,000			10,150													9,098	10,585	10,681
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value			9,040		$ 10,000			10,150													9,098	10,585	10,681
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value			9,040		$ 10,000			10,150													9,098	10,585	10,681
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value			9,040		$ 10,000			10,150													9,098	10,585	10,681
Morningstar US Market TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Account Value	$ 10,000							13,560		13,281	12,988	12,785	12,383	11,825	12,356	11,969	11,353	11,208	10,664	9,747	10,000
Morningstar US Market TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Account Value	$ 10,000							13,560		13,281	12,988	12,785	12,383	11,825	12,356	11,969	11,353	11,208	10,664	9,747	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Account Value			10,691					12,004	$ 10,000												10,760	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Account Value			10,691					12,004	$ 10,000												10,760	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Account Value			10,691					12,004	$ 10,000												10,760	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Account Value			10,691					12,004	$ 10,000												10,760	12,518	12,632	11,807	$ 10,705	$ 10,836	$ 10,829	$ 10,294
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Account Value			10,099				$ 10,000	11,443													10,368	11,411	11,119	10,682
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Account Value			9,421			$ 10,000		10,675													9,672	10,645	10,372	9,965
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Account Value			10,099				$ 10,000	11,443													10,368	11,411	11,119	10,682
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Account Value			10,099				$ 10,000	11,443													10,368	11,411	11,119	10,682
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Account Value			$ 10,099				$ 10,000	11,443													10,368	11,411	11,119	$ 10,682
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative Target Risk Index
Account Value			$ 10,000					12,017													10,455
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative Target Risk Index
Account Value			$ 10,000					12,017													10,455
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Conservative Target Risk Index
Account Value			8,375	$ 10,000				10,743													9,064	10,049
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Conservative Target Risk Index
Account Value			8,375	$ 10,000				10,743													9,064	10,049
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Conservative Target Risk Index
Account Value			8,375	$ 10,000				10,743													9,064	10,049
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Conservative Target Risk Index
Account Value			8,375	$ 10,000				10,743													9,064	10,049
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Account Value		$ 10,000						12,096													9,911
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Account Value		$ 10,000						12,096													9,911
ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA US High Yield Index
Account Value			9,809		$ 10,000			12,520													10,817	11,410	10,237
ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA US High Yield Index
Account Value			9,809		$ 10,000			12,520													10,817	11,410	10,237
ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA US High Yield Index
Account Value			9,809		$ 10,000			12,520													10,817	11,410	10,237
ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA US High Yield Index
Account Value			$ 9,809		$ 10,000			12,520													10,817	$ 11,410	$ 10,237
Morningstar Global Markets ex US NR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex US NR USD
Account Value	$ 10,000							12,485		12,155	11,847	11,551	11,576	11,250	11,447	11,109	10,859	10,971	10,433	9,568	10,000
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Account Value	$ 10,000							13,234		12,938	12,640	12,407	12,139	11,652	12,078	11,706	11,204	11,137	10,594	9,694	10,000
Morningstar Global Markets ex US NR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex US NR USD
Account Value	$ 10,000							12,485		12,155	11,847	11,551	11,576	11,250	11,447	11,109	10,859	10,971	10,433	9,568	10,000
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Account Value	$ 10,000							$ 13,234		$ 12,938	$ 12,640	$ 12,407	$ 12,139	$ 11,652	$ 12,078	$ 11,706	$ 11,204	$ 11,137	$ 10,594	$ 9,694	$ 10,000